CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 4,464	$ 10,617
Accounts receivable, net	58,662	42,660
Contract assets	62,805	56,984
Prepaid expenses	11,755	6,227
Other current assets	1,835	1,769
Total current assets	139,521	118,257
Property and equipment, net	2,741	2,611
Operating right-of-use assets	3,119	3,920
Other noncurrent assets	2,661	4,558
Goodwill	32,132	32,132
Intangible assets, net	11,685	14,163
Total Assets	191,859	175,641
Current Liabilities:
Accounts payable	58,498	47,531
Line of credit	30,095	29,916
Accrued expenses	162,428	65,538
Deferred compensation expense	1,250	8,321
Contract liabilities	4,461	4,603
Operating lease liabilities, current	1,832	1,675
Warrant liabilities	100	1,380
Current portion of long-term debt, net of debt issuance costs		22,666
Total current liabilities	258,664	181,630
Long-Term Liabilities:
Deferred income taxes	219	178
Operating lease liabilities, noncurrent	2,340	3,770
Long-term debt, net of debt issuance costs	69,543	51,000
Forward purchase option derivative	8,205
Earn-out liabilities	7,000
Other long-term liabilities	517	367
Total Long-Term Liabilities	87,824	55,315
Total Liabilities	346,488	236,945
Stockholders’ (Deficit) Equity/Members’ (Deficit) Equity:
Preferred stock – par value of $0.0001 per share, 10,000,000 shares authorized, 0 issued and outstanding as of September 30, 2022
Additional paid-in capital	11,805
Members’ deficit		(61,304)
Accumulated deficit	(327,216)
Total Stockholders’ Deficit	(315,394)
Noncontrolling interests	160,765
Members’ Equity (Deficit)	(154,629)	(61,304)
Total Liabilities, Class A Ordinary Shares subject to Possible Redemption and Stockholders’ Deficit	191,859	175,641
Common Class A [Member]
Stockholders’ (Deficit) Equity/Members’ (Deficit) Equity:
Common stock value	5
Common Class V [Member]
Stockholders’ (Deficit) Equity/Members’ (Deficit) Equity:
Common stock value	$ 12